6. DEFERRED COMPENSATION AND ACCRUED LIABILITIES	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011
Other Liabilities Disclosure [Text Block]	5. Deferred Compensation, Accrued and Other Related Party Liabilities
Deferred Compensation

Effective October 1, 2010 the Company began accruing monthly compensation for the services of its two executive officers in the aggregate amount of $17,500 per month.  The balance accrued as of December 31, 2011 of $280,500 includes related employment taxes and accrues without interest until the Board of Directors determines there are sufficient funds available to pay the accrued balances.

Accrued Liabilities

Accrued liabilities consists of the following:

	December 31,	September 30,
	2011	2011
Payroll and related	$11,195	$8,183
Warranty reserve	2,226	1,534
Customer deposits	-	4,600
Other	152	433
	$13,573	$14,750

Due to Related Party

The Company is obligated to related party Syzygy Licensing, LLC (“Syzygy”) for $250,000 due on or before June 30, 2012 as partial consideration for assignment of patents and intellectual property (see Note 9).

6. DEFERRED COMPENSATION AND ACCRUED LIABILITIES

Deferred Compensation

Effective October 1, 2010 the Company began accruing monthly compensation for the services of its two executive officers in the aggregate amount of $17,500 per month.  The balance accrued as of September 30, 2011 of $224,400 includes related employment taxes and accrues without interest until the Board of Directors determines there are sufficient funds available to pay the accrued balances.

Accrued Liabilities

Accrued liabilities consist of the following:

At September 30,	2011	2010
Payroll and related	$8,183	$-
Warranty reserve	1,534	-
Customer deposits	4,600	-
Other	433	27,307
	$14,750	$27,307

The Company establishes a warranty reserve based on anticipated warranty claims at the time product revenue is recognized. Factors affecting warranty reserve levels include the number of units sold, anticipated cost of warranty repairs and anticipated rates of warranty claims. The Company evaluates the adequacy of the provision for warranty costs each reporting period. In accordance with the Separation Agreement, LRAD Corporation is obligated for warranty claims related to sales prior to the Spin-Off and any subsequent HSS related product sales made by LRAD in accordance with the Separation Agreement.

Details of the estimated warranty liability are as follows:

Years Ended September 30,	2011	2010
Beginning balance	$-	$29,389
Warranty provision	1,534	(25,832)
Warranty settlements	-	(3,557)
Ending balance	$1,534	$-